Shareholder Report, Line Graph (Details) 192140_Amplify Weight Loss Drug - Treatment ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	May 20, 2024	Sep. 30, 2025
Amplify Weight Loss Drug & Treatment ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Amplify Weight Loss Drug & Treatment ETF NAV
Accumulated Value	$ 10,609	$ 10,000	$ 9,401
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	$ 10,909	$ 10,000	$ 12,828